Leases - Summary of additional lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	$ 266	$ 291	$ 346
Right-of-use assets obtained in exchange for new liabilities: under operating leases	335	353	323
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	200	223	263
Right-of-use assets obtained in exchange for new liabilities: under operating leases	285	267	266
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating cash flows from operating leases	66	68	83
Right-of-use assets obtained in exchange for new liabilities: under operating leases	$ 50	$ 86	$ 57